Post-employment benefits (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Post-employment Benefits

	December 31, 2019	December 31, 2018
Defined contribution
Futura II	361	252
Defined benefit
Futura	74,093	75,298
Comgás	630,549	504,320

	704,642	579,618

Total	705,003	579,870

Summary of Defined Benefit Obligation and Fair Value of Plan Assets
Details of the present value of the defined benefit obligation and the fair value of plan assets are as follows:

	December 31, 2019	December 31, 2018
Actuarial obligation at beginning of the year	1,012,792	905,874
Current service cost	480	584
Interest expense	91,849	83,476
Actuarial loss arising from financial assumptions	211,030	25,583
Actuarial (gain) loss arising from experience adjustment	(1,216)	58,550
Actuarial gains and losses arising from adjustments to demographic assumptions	—	(447)
Benefits payment	(65,305)	(60,828)

Actuarial obligation at the end of the year	1,249,630	1,012,792

Fair value of plan assets at the beginning of the year	(433,174)	(420,616)
Interest income	(39,299)	(38,648)
Earnings on assets greater than discount rate	(105,417)	(3,792)
Contributions paid	(32,403)	(30,946)
Benefit payments	65,305	60,828

Fair value of plan assets at the end of the year	(544,988)	(433,174)
Superplus for the year	704,642	579,618

Net defined benefit liability	704,642	579,618

Summary of Expense Recognized in Profit or Loss	Total expense recognized in profit or loss is as follow:

	December 31, 2019	December 31, 2018
Current service cost	(480)	(717)
Interest expense	(45,601)	(48,404)

	(46,081)	(49,121)

Summary of Amount Recognised as Accumulated Other Comprehensive Income
Total amount recognized as accumulated other comprehensive income:

	December 31, 2019	December 31, 2018
Accumulated at the beginning of the year	170,702	226,129
Actuarial loss arising from financial assumptions	(211,030)	(25,583)
Actuarial gain (loss) arising from experience adjustment	1,216	(33,636)
Earnings on assets greater than discount rate	105,417	3,792

Accumulated at the end of the year	66,305	170,702

Summary of Plan Assets
The plan assets are comprised of the following:

	December 31, 2019		December 31, 2018
	Amount	%	Amount	%
Fixed income bonds	540,804	99.80	419,182	96.77
Variable-income securities	—	—	10,959	2.53
Other	84	0.20	3,032	0.70

	540,888	100.00	433,173	100.00

Summary of Assumptions to Determine Defined Benefit Obligations
The main assumptions used to determine the benefit obligations of the Company are as follows:

	Futura		Comgás
	December 31, 2019	December 31, 2018	December 31, 2019	December 31, 201 8
Discount rate	7.28%	9.50%	7.43%	9.30%
Inflation rate	3.70%	4.20%	3.70%	4.00%
Future salary increases	N/A	N/A	6.81%	7.12%
Increase in pension plans	3.70%	4.20%	6.81%	7.12%

Summary of Changes in Discount Rate
Change in the discount rate for the statement of financial position date in one of the relevant actual assumptions, while maintaining other assumptions, would have affected the defined benefit obligation as shown below:

	Discount rate
	Increase (0.5%)	Decrease (-0.5%)
Futura	(34,743)	31,597
Comgás	(42,545)	48,426